Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net
9.	Accounts receivable, net
Accounts receivable, net consist of the following:

	As of December 31,
	2022	2023

	(RMB in millions)
Logistics receivables	11,063	12,305
Online retail and online marketplace receivables (*)	9,982	8,842
Advertising receivables and others	1,113	1,043

Accounts receivable	22,158	22,190
Allowance for doubtful accounts	(1,582)	(1,888)

Accounts receivable, net	20,576	20,302

The movements in the allowance for doubtful accounts are as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Balance at beginning of the year	(566)	(1,034)	(1,582)
Additions	(535)	(615)	(542)
Write-off	67	67	236

Balance at end of the year	(1,034)	(1,582)	(1,888)

(*)
The accounts receivable in relation to consumer financing business is included in online retail and online marketplace receivables. As JD Technology performs credit risk assessment services for the individuals and purchases the past-due receivables from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements
, no allowance
for doubtful accounts in relation to consumer financing receivables was provided.